Document And Entity Information	Sep. 10, 2021
Document Information Line Items
Entity Registrant Name	AEI NET LEASE INCOME & GROWTH FUND XX LIMITED PARTNERSHIP
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000894245
Document Period End Date	Sep. 10, 2021
Entity Emerging Growth Company	false
Entity File Number	000-23778
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-1729121
Entity Address, Address Line One	30 East 7th Street, Suite 1300
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55101
City Area Code	651
Local Phone Number	227-7333
Entity Information, Former Legal or Registered Name	Not Applicable
No Trading Symbol Flag	true
Security Exchange Name	NONE
Title of 12(g) Security	Limited Partnership Units
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false